Changes in Accrued Warranty Balances (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2017	May 31, 2016	May 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Beginning Balance		$ 13,314	$ 11,663	$ 14,741
Deductions	[1]	(18,269)	(18,061)	(29,543)
Provision charged to SG&A expense		23,862	19,653	23,487
Acquisitions, including SPHC reconsolidation		242	59	2,978
Ending Balance		$ 19,149	$ 13,314	$ 11,663

[1]	Primarily claims paid during the year.